Risks Arising from Financial Instruments - Summary of Nominal Contractual Maturities of Non-Derivative Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-derivative financial liabilities
Bank overdraft	$ (14)	$ 0
Carrying amount [member]
Non-derivative financial liabilities
Unsecured bond issues	(70,199)	(69,484)
Trade and other payables	(26,324)	(24,601)
Finance lease liabilities	(2,397)	(2,303)
Secured bank loans	(18)	(19)
Unsecured bank loans	(178)	(94)
Unsecured other loans	(221)	(269)
Bank overdraft	(14)
Non-derivative financial liabilities	(99,351)	(96,770)
Derivative financial assets/(liabilities)
Equity derivatives	(5,481)	(5,614)
Foreign exchange derivatives	(563)	(52)
Cross currency interest rate swaps	(205)	(55)
Interest rate swaps	(102)	(94)
Commodity derivatives	(46)	(69)
Derivative financial assets/(liabilities)	(6,397)	(5,885)
Of which: related to cash flow hedges	(460)	(134)
Contractual cash flows [member]
Non-derivative financial liabilities
Unsecured bond issues	(115,992)	(113,412)
Trade and other payables	(26,547)	(24,760)
Finance lease liabilities	(2,706)	(2,592)
Secured bank loans	(23)	(25)
Unsecured bank loans	(178)	(94)
Unsecured other loans	(239)	(297)
Bank overdraft	(14)
Non-derivative financial liabilities	(145,700)	(141,181)
Derivative financial assets/(liabilities)
Equity derivatives	(5,481)	(5,614)
Foreign exchange derivatives	(563)	(52)
Cross currency interest rate swaps	(205)	(55)
Interest rate swaps	(102)	(94)
Commodity derivatives	(46)	(69)
Derivative financial assets/(liabilities)	(6,397)	(5,885)
Of which: related to cash flow hedges	(460)	(134)
Contractual cash flows [member] | Less than 1 year [member]
Non-derivative financial liabilities
Unsecured bond issues	(2,962)	(3,453)
Trade and other payables	(25,410)	(23,750)
Finance lease liabilities	(704)	(639)
Secured bank loans	(5)	(5)
Unsecured bank loans	(178)	(94)
Unsecured other loans	(84)	(172)
Bank overdraft	(14)
Non-derivative financial liabilities	(29,358)	(28,113)
Derivative financial assets/(liabilities)
Equity derivatives	(5,481)	(5,614)
Foreign exchange derivatives	(416)	(52)
Cross currency interest rate swaps	(60)	9
Interest rate swaps	(102)	(93)
Commodity derivatives	(46)	(69)
Derivative financial assets/(liabilities)	(6,105)	(5,818)
Of which: related to cash flow hedges	(425)	(91)
Contractual cash flows [member] | 1-2 years [member]
Non-derivative financial liabilities
Unsecured bond issues	(8,108)	(3,416)
Trade and other payables	(150)	(257)
Finance lease liabilities	(606)	(620)
Secured bank loans	(5)	(4)
Unsecured other loans	(132)	(94)
Non-derivative financial liabilities	(9,001)	(4,391)
Derivative financial assets/(liabilities)
Foreign exchange derivatives	(59)
Cross currency interest rate swaps	(51)	9
Derivative financial assets/(liabilities)	(111)	9
Of which: related to cash flow hedges	(24)	(2)
Contractual cash flows [member] | 2-3 years [member]
Non-derivative financial liabilities
Unsecured bond issues	(6,398)	(7,311)
Trade and other payables	(177)	(128)
Finance lease liabilities	(448)	(398)
Secured bank loans	(4)	(4)
Unsecured other loans	(12)	(20)
Non-derivative financial liabilities	(7,039)	(7,861)
Derivative financial assets/(liabilities)
Cross currency interest rate swaps	(32)	(30)
Derivative financial assets/(liabilities)	(32)	(30)
Of which: related to cash flow hedges	0	(38)
Contractual cash flows [member] | 3-5 years [member]
Non-derivative financial liabilities
Unsecured bond issues	(11,951)	(14,352)
Trade and other payables	(277)	(328)
Finance lease liabilities	(447)	(447)
Secured bank loans	(9)	(8)
Unsecured other loans	(2)	(2)
Non-derivative financial liabilities	(12,686)	(15,138)
Derivative financial assets/(liabilities)
Foreign exchange derivatives	(87)
Cross currency interest rate swaps	(18)	1
Derivative financial assets/(liabilities)	(105)	1
Of which: related to cash flow hedges	(5)
Contractual cash flows [member] | Greater than 5 years [member]
Non-derivative financial liabilities
Unsecured bond issues	(86,573)	(84,881)
Trade and other payables	(532)	(297)
Finance lease liabilities	(501)	(488)
Secured bank loans	0	(4)
Unsecured other loans	(10)	(9)
Non-derivative financial liabilities	(87,617)	(85,678)
Derivative financial assets/(liabilities)
Cross currency interest rate swaps	(44)	(46)
Interest rate swaps	0	(1)
Derivative financial assets/(liabilities)	(44)	(47)
Of which: related to cash flow hedges	$ (6)	$ (4)